    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 2003

                                                              FILE NOS. 2-90518
                                                                       811-4006
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                              -------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 54

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 55

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               ROBERT I. FRENKEL
                            300 FIRST STAMFORD PLACE
                                   4TH FLOOR
                          Stamford, Connecticut 06902
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                   BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                              -------------------

It is proposed that this filing will become effective in 75 days pursuant to paragraph (a)(2) of Rule 485, or such earlier date on which the Commission may declare this filing effective pursuant to subparagraph (3) of Rule 485(a).

This filing relates solely to shares of the Trust's series Citi Institutional Money Reserves. Cash Reserves Portfolio has also executed this Registration Statement.

                                   PROSPECTUS
                                   ----------

                     -------------------------------------
                     CITI(SM) INSTITUTIONAL MONEY RESERVES
                              CLASS A SHARES
                     -------------------------------------
            , 2003

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                      CITIFUNDS(R)
                              --------------------
                              INSTITUTIONAL SERIES


   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

                        FUND AT A GLANCE

                        Citi Institutional Money Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL MONEY RESERVES

This summary briefly describes Citi Institutional Money Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 10.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset-backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
Because the Fund is a new fund, performance information for the Fund is not included in this Prospectus.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

    ---------------------------------------------------------------------------
    FEE TABLE
    ---------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ---------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund
    Assets
    ---------------------------------------------------------------------------
    Management Fees                                                       0.25%
    Distribution (12b-1) Fees (includes service fees)                     0.10%
    Other Expenses                                                        0.08%
    ---------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.43%
    ---------------------------------------------------------------------------

      * Because of voluntary waivers and/or reimbursements
        actual total operating expenses are expected to be:               0.20%
        These fee waivers and reimbursements may be reduced or terminated at any time.

    (1) Based on estimated fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table refelcts the expenses of both the Fund and Cash Reserves Portfolio.

    ---------------------------------------------------------------------------

EXAMPLE
    ---------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI INSTITUTIONAL MONEY RESERVES     1 YEAR   3 YEARS   5 YEARS   10 YEARS
    ---------------------------------------------------------------------------
    Class A Shares                         $44       $138      $241      $542
    ---------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Class A shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into a service agreement with the distributor concerning the Fund (called Service Agents). For more information, or to purchase Class A shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES ARE CALCULATED
The Fund calculates its net asset value (NAV) at 3:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2003.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For its services, the Fund's Manager receives a fee of 0.25% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund may in the future offer other classes of shares with different expense levels. Only Class A shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Fund shares.

The Fund has adopted a service plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares. This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund's Manager or an affiliate may make similar payments under similar arrangements.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?
  Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. Because the Fund is new, it has not, as of the date of this Prospectus, issued any shareholder reports.

The SAI and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740                                                   FDO

                                                                  Statement of
                                                        Additional Information
                                                              ________ __, 2003

CITI(SM) INSTITUTIONAL MONEY RESERVES

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated ________ __, 2003, for Citi(SM) Institutional Money Reserves (the "Fund"). This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the Fund's Prospectus without charge by calling 1-800-331-1792, toll-free. Because this Fund is new, it has not issued any Annual or Semi-Annual Reports as of the date of this Statement of Additional Information.

    The Fund is a separate series of CitiFunds(SM) Trust I (the "Trust"). The address and telephone number of the Fund are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Fund invests all of its assets in Cash Reserves Portfolio. The address and telephone number of Cash Reserves Portfolio are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

 1.  The Fund ............................................................   2
 2.  Investment Objective, Policies and Restrictions .....................   3
 3.  Performance Information .............................................   8
 4.  Determination of Net Asset Value ....................................   9
 5.  Additional Information on the Purchase and Sale of Fund Shares ......  11
 6.  Management ..........................................................  12
 7.  Dealer Commissions and Concessions ..................................  25
 8.  Portfolio Transactions ..............................................  25
 9.  Description of Shares, Voting Rights and Liabilities ................  26
10.  Certain Additional Tax Matters ......................................  28
11.  Independent Accountants and Financial Statements ....................  28

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND

    The Fund is a no-load, open-end management investment company that is a series of a business trust organized under the laws of the Commonwealth of Massachusetts on August 23, 1984. Prior to August 1998, the Trust was called CitiFunds Trust 1, and prior to February 1998, the Trust was called Landmark Funds I. Shares of the Trust are divided into three separate series, one of which is Citi Institutional Money Reserves.

    The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    The Fund utilizes a master/feeder structure by investing all of its assets in Cash Reserves Portfolio (the "Portfolio"). The Portfolio is diversified, open-end management investment company and has the same investment objectives and policies as the Fund. The Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

    The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

    The Portfolio, as a New York trust, is not required to hold and has no intention of holding annual meetings of investors. However, when the Portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolio sells interests to investors in addition to the Fund, including mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund and the Portfolio. Citi Fund Management manages the investments of the Portfolio from day to day in accordance with the investment objectives and policies of the Portfolio. The selection of investments for the Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund and Portfolio.

    The Board of Trustees provides broad supervision over the affairs of the Fund. Shares may be purchased from the Fund's Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, Salomon Smith Barney and Service Agents may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

                             INVESTMENT POLICIES

    The Fund seeks its investment objective by investing all of its assets in Cash Reserves Portfolio which has the same investment objectives and policies as the Fund. The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of the Fund and Portfolio, and contains more information about the various types of securities in which the Fund and Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which it invests, the following applies to both Fund and Portfolio, as applicable.

    The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below. The approval of the Fund's shareholders would not be required to change any of its investment policies.

    Cash Reserves Portfolio seeks its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees, and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund and the Portfolio are each classified as "diversified," although in the case of the Fund, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. The Portfolio invests, under normal circumstances, in:

        (1) Bank obligations -- Cash Reserves Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        The Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since the Portfolio may hold investments in non-U.S. bank obligations, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies, or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 10% of the Fund's total net assets.

        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables ("CARS"), and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

        (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and
    (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

        Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to the Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While the Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

    The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 3331/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Fund and the Portfolio have adopted the following policies which may not be changed with respect to the Fund or the Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or
(ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

THE FUND OR PORTFOLIO MAY NOT:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a Portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each of the Fund or Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

PERCENTAGE AND RATING RESTRICTIONS

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of current yield, effective yield, total rate of return or average annual total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. The Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit (CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    The Fund may provide current yield and effective yield quotations. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of the Fund which is used, consists of a yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the period to obtain the "base period return" and then multiplying the base period return by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of the Fund's investment in the Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by adding 1 to the base period return obtained under the current yield calculation, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    The Fund may provide its period and annualized total rates of return. The total rate of return refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for the Fund is calculated for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    The Fund may also provide its Average Annual Total Returns for the most current one-, five- and ten-year periods, or the life of the relevant class of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

    The Fund's average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)\n/ = ERV

Where: P    =  a hypothetical initial payment of $1,000
       T    =  average annual total return
       n    =  number of years
       ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    The Fund is newly offered and does not have performance information as of the date of this Statement of Additional Information. However, for advertising and sales purposes, the Fund may use performance information relating to the Portfolio.

                     4.  DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 3:00 p.m. by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in the Portfolio, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund's net asset value may be determined as of the earlier close. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund and Portfolio employ specific investment policies and procedures to accomplish this result.

    The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by the Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 31/2 of 1% from their value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Fund's and the Portfolio's Trustees have established procedures to stabilize the value of the Fund's and Portfolio's net assets within 31/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 31/2 of 1% for the Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund and Portfolio maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Fund and Portfolio also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objective, Policies and Restrictions -- Investment Policies.")

    It is expected that the Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason the Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if the Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in the Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    Subject to compliance with applicable regulations, the Fund and the Portfolio have reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Fund and the Portfolio may suspend the right of redemption or postpone the date of payment for shares of the Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

      5.  ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

INVOLUNTARY REDEMPTION OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

                                6.  MANAGEMENT

    The Fund and Portfolio are each supervised by a Board of Trustees of which a majority of the Trustees are not affiliated with the Manager. The Trustees and officers of the Fund and Portfolio, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. The address of each Trustee and officer is 125 Broad Street, New York, New York 10004. Each Trustee and officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.

    An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolio noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                                     NUMBER OF
                                                                                                     INVESTMENT
                                                                                                     COMPANIES
                                      POSITION HELD             PRINCIPAL OCCUPATION DURING        WITH CITIGROUP
                                       AND LENGTH                   PAST FIVE YEARS AND             OVERSEEN BY
NAME AND AGE                         OF TIME SERVED               OTHER DIRECTORSHIPS HELD            TRUSTEE
------------                         --------------             ---------------------------        ---------------

INTERESTED TRUSTEE
R. Jay Gerken*; 51               Chairman of the Board and      Managing Director, Salomon Smith          229
                                 Trustee since 2002             Barney Inc. ("Salomon Smith
                                                                Barney") (since 1996).
DISINTERESTED TRUSTEES
Elliott J. Berv; 59              Trustee since 2000             President and Chief Operations             37
                                                                Officer, Landmark City (Real
                                                                Estate Development) (since
                                                                2002); Executive Vice President
                                                                and Chief Operations Officer,
                                                                DigiGym Systems (On-line
                                                                Personal Training Systems)
                                                                (since 2001); President,
                                                                Catalyst Consulting (Management
                                                                Consultants) (since 1991); Board
                                                                Member, American Identity Corp.
                                                                (doing business as Morpheus
                                                                Technologies) (Biometric
                                                                Information Management) (since
                                                                2001; consultant since 1999);
                                                                Director, Lapoint Industries
                                                                (Industrial Filter Company)
                                                                (since 2002); Director,
                                                                Alzheimer's Association (New
                                                                England Chapter) (since 1998),
                                                                former Chief Executive Officer,
                                                                Rocket City Enterprises (Internet
                                                                Service Company) (from 2000 to
                                                                2001).

Donald M. Carlton; 65            Trustee since 2000             Member of Management Committee,            32
                                                                Signature Science (Research and
                                                                Development) (since 2000);
                                                                Director, American Electric
                                                                Power (Electric Utility) (since
                                                                1999); Director, Valero Energy
                                                                (Petroleum Refining) (since
                                                                1999); Consultant, URS
                                                                Corporation (Engineering) (since
                                                                1999); Director, National
                                                                Instruments Corp. (Technology)
                                                                (since 1994); former Chief
                                                                Executive Officer, Radian
                                                                International L.L.C.
                                                                (Engineering) (from 1996 to
                                                                1998).

A. Benton Cocanougher;           Trustee since 2000             Special Adviser Texas A&M                  32
64                                                              University (since 2002); Dean
                                                                Emeritus and Wiley Professor,
                                                                Texas A&M University (since
                                                                2001); former Dean and Professor
                                                                of Marketing, College and
                                                                Graduate School of Business of
                                                                Texas A&M University (from 1987
                                                                to 2001); former Director,
                                                                Randall's Food Markets, Inc.
                                                                (from 1990 to 1999); former
                                                                Director, First American Bank
                                                                and First American Savings Bank
                                                                (from 1994 to 1999).

Mark T. Finn; 59                 Trustee since 2000             Adjunct Professor, William and             37
                                                                Mary College (since 2002);
                                                                Principal/Member, Balvan
                                                                Partner/Balfour Vantage (Manager
                                                                to Vantage Hedge Fund, L.P.)
                                                                (since 2002); Chairman and
                                                                Owner, Vantage Consulting Group,
                                                                Inc. (Investment Advisory and
                                                                Consulting Firm) (since 1988);
                                                                former Vice Chairman and Chief
                                                                Operating Officer, Lindner Asset
                                                                Management Company (Mutual Fund
                                                                Company) (from March 1999 to
                                                                2001); former President and
                                                                Director, Delta Financial, Inc.
                                                                (Investment Advisory Firm) (from
                                                                1983 to 1999); former General
                                                                Partner and Shareholder,
                                                                Greenwich Ventures LLC
                                                                (Investment Partnership) (from
                                                                1996 to 2001); former President,
                                                                Secretary, and Owner, Phoenix
                                                                Trading Co. (Commodity Trading
                                                                Advisory Firm) (from 1997 to
                                                                2000).

Stephen Randolph Gross;          Trustee since 2000             Chairman, Gross, Collins &                 32
55                                                              Cress, P.C. (Accounting Firm)
                                                                (since 1980); Treasurer,
                                                                Coventry Limited, Inc. (since
                                                                1985); Partner, Capital
                                                                Investment Advisory Partners
                                                                (Consulting) (since January
                                                                2000); Chief Executive Officer,
                                                                HLB Gross Collins, P.C. (C.P.A.)
                                                                (since 1999); Director, United
                                                                Telesis, Inc. (Telecommunications)
                                                                (since 1997); Director, ebank.com,
                                                                Inc. (since 1997); Director,
                                                                Andersen Calhoun (Assisted Living)
                                                                (since 1987); Secretary, Carint
                                                                N.A. (Manufacturing) (since 1988);
                                                                former Managing Director,
                                                                Fountainhead Ventures, L.L.C.
                                                                (Consulting) (from 1998 to
                                                                2002); former Treasurer, Hank
                                                                Aaron Enterprises (Fast Food
                                                                Franchise) (from 1985 to 2001);
                                                                former Director, Charter Bank,
                                                                Inc. (from 1987 to 1997); former
                                                                Director, Yu Save, Inc. (Internet
                                                                Company) (from 1998 to 2000);
                                                                former Director, Hotpalm.com, Inc.
                                                                (Wireless Applications) (from 1998
                                                                to 2000); former Director, Ikon
                                                                Ventures, Inc. (from 1997 to
                                                                1998).

Diana R. Harrington; 62          Trustee since 1992             Professor, Babson College (since           37
                                                                1992); former Trustee, The
                                                                Highland Family of Funds
                                                                (Investment Company) (from 1997
                                                                to 1998).

Susan B. Kerley; 51              Trustee since 1992             Consultant, Strategic Management           37
                                                                Advisors, LLC/Global Research
                                                                Associates, Inc. (Investment
                                                                Consulting) (since 1990);
                                                                Director, Eclipse Funds
                                                                (currently supervises 17
                                                                investment companies in NY Life
                                                                fund complex) (since 1990).

Alan G. Merten; 61               Trustee since 2000             President, George Mason                    32
                                                                University (since 1996); Board
                                                                Member, Bersoff Technology Group
                                                                (Information Technology) (since
                                                                1996); Director, Comshare, Inc.
                                                                (Information Technology) (since
                                                                1985); former Director, Indus
                                                                (Information Technology) (from
                                                                1995 to 1999).

C. Oscar Morong, Jr.; 67         Trustee since 1991             Managing Director, Morong                  37
                                                                Capital Management (since 1993);
                                                                Trustee, Morgan Stanley
                                                                Institutional Funds (currently
                                                                supervises 75 investment
                                                                companies) (since 1993); former
                                                                Director, Indonesia Fund (Closed
                                                                End Fund) (from 1990 to 1999).

R. Richardson Pettit; 60         Trustee since 2000             Professor of Finance, University           32
                                                                of Houston (since 1977);
                                                                Independent Consultant (since
                                                                1984).

Walter E. Robb, III; 75          Trustee since 2000             President, Benchmark Consulting            37
                                                                Group, Inc. (Service Company)
                                                                (since 1991); Sole Proprietor,
                                                                Robb Associates (Corporate
                                                                Financial Advisors) (since
                                                                1978); Director, John Boyle &
                                                                Co., Inc. (Textiles) (since
                                                                1999); Director, Harbor Sweets,
                                                                Inc. (Candy Manufacturer) (since
                                                                1990); Director, W.A. Wilde Co.
                                                                (Direct Media Marketing) (since
                                                                1982); Director, Alpha Granger
                                                                Manufacturing, Inc. (Electronics
                                                                Hardware) (since 1983); Co-
                                                                owner, Kedron Design (Gifts)
                                                                (since 1978); Harvard Club of
                                                                Boston (Audit Committee) (since
                                                                2001); former Trustee, MFS Family
                                                                of Funds (Investment Company)
                                                                (from 1985 to 2001); former
                                                                President and Treasurer,
                                                                Benchmark Advisors, Inc.
                                                                (Financial Consulting) (from
                                                                1989 to 2000).


OFFICERS
R. Jay Gerken*; 51               President and Chief            Managing Director, Salomon Smith          N/A
                                 Executive Officer since        Barney (since 1996).
                                 2002

Lewis E. Daidone*; 45            Chief Administrative           Managing Director, Salomon Smith          N/A
                                 Officer and Senior Vice        Barney (since 1990); Chief
                                 President since 2000;          Financial Officer, Smith Barney
                                 Principal Financial            Mutual Funds; Director and
                                 Officer since 2003             Senior Vice President, Smith
                                                                Barney Fund Management LLC and
                                                                Travelers Investment Adviser.

Frances Guggino*; 45             Controller since 2003          Vice President, Citibank (since           N/A
                                                                1991).

Andrew Beagley*; 40              Chief Anti-Money Laundering    Director, Salomon Smith Barney            N/A
                                 Compliance Officer since       (since 2000); Director of
                                 2002                           Compliance, North America,
                                                                Citigroup Asset Management
                                                                (since 2000); Director of
                                                                Compliance, Europe, the Middle
                                                                East and Africa, Citigroup Asset
                                                                Management (from 1999 to 2000);
                                                                Compliance Officer, Salomon
                                                                Brothers Asset Management
                                                                Limited, Smith Barney Global
                                                                Capital Management Inc., Salomon
                                                                Brothers Asset Management Asia
                                                                Pacific Limited (from 1997 to
                                                                1999).

Marianne Motley*; 43             Assistant Treasurer            Director, Mutual Fund                     N/A
                                 since 2000                     Administration for Salomon Smith
                                                                Barney (since 1994).

Robert I. Frenkel*; 48           Secretary since 2000           Managing Director and General             N/A
                                                                Counsel, Global Mutual Funds for
                                                                Citigroup Asset Management
                                                                (since 1994).

Thomas C. Mandia*; 40            Assistant Secretary            Director and Deputy General               N/A
                                 since 2000                     Counsel, Citigroup Asset
                                                                Management (since 1992).

Rosemary D. Emmens*;             Assistant Secretary            Vice President and Associate              N/A
33                               since 2000                     General Counsel, Citigroup Asset
                                                                Management (since 1998);
                                                                Counsel, The Dreyfus Corporation
                                                                (from 1995 to 1998).

Harris Goldblat*; 33             Assistant Secretary            Vice President and Associate              N/A
                                 since 2000                     General Counsel, Citigroup Asset
                                                                Management (since 2000); Associate,
                                                                Stroock & Stroock & Lavan LLP
                                                                (from 1997 to 2000).

Joseph Volpe*; 40                Assistant Controller           Vice President of Citigroup               N/A
                                 since 2002                     Asset Management (since 1992).

Joseph Genco*; 34                Assistant Controller           Assistant Vice President of               N/A
                                 since 2002                     Citigroup Asset Management
                                                                (since 1997).

    The Board of Trustees has a standing Audit Committee comprised of all of the trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee is responsible for reviewing the internal and external accounting procedures of the Fund and, among other things, considering the selection of independent certified public accountants for the Fund, approving all significant services proposed to be performed by the accountants and considering the possible effect of such services on their independence. The Audit Committee did not meet during the fiscal year ended August 31, 2002, because the Fund and the two other series of the Trust were not in operation during such period.

    The Board of Trustees also has a standing Governance Committee. All Trustees who are not "interested persons" of the Fund are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee did not meet during the fiscal year ended August 31, 2002 because the Fund and the two other series of the Trust were not in operation during such period. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2002. Because the Fund is newly organized, it did not have shareholders as of that date.

                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                              SECURITIES IN ALL INVESTMENT
                                           COMPANIES ASSOCIATED WITH CITIGROUP
NAME OF DIRECTOR                                 OVERSEES BY THE TRUSTEE

DISINTERESTED TRUSTEES:
Elliott J. Berv                                      $10,001-$50,000
Donald M. Carlton                                    $10,001-$50,000
A. Benton Cocanougher                                  $1-$10,000
Mark T. Finn                                           $1-$10,000
Stephen Randolph Gross                                    None
Diana Harrington(1)                                  $10,001-$50,000
Susan B. Kerley                                        $1-$10,000
Alan G. Merten                                         $1-$10,000
C. Oscar Morong, Jr.                                   $1-$10,000
R. Richardson Pettit                                 $10,001-$50,000
Walter E. Robb, III                                   over $100,000

INTERESTED TRUSTEE:
R. Jay Gerken                                         over $100,000

----------
  (1) Information for these trustees is provided for the calendar year ended December 31, 2001.

    None of the disinterested trustees or their family members had any interest in the Manager, Salomon Smith Barney, and any person directly or indirectly controlling, controlled by, or under common control with the Manager or Salomon Smith Barney as of December 31, 2002.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2002 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each board of trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, the Funds will reimburse trustees for travel and out-of-pocket expenses incurred in connection with board of trustees meetings.

                                                   TRUSTEES COMPENSATION TABLE

                                                                                                      TOTAL           NUMBER OF
                                                                                                  COMPENSATION        FUNDS IN
                                                          PENSION OR                              FROM THE FUND        COMPLEX
                                     AGGREGATE        RETIREMENT BENEFITS       ESTIMATED           AND FUND         UPON WHICH
                                   COMPENSATION         PAID AS PART OF      ANNUAL BENEFITS         COMPLEX        THE TRUSTEES
TRUSTEE                            FROM FUND(1)        FUND EXPENSES(2)      UPON RETIREMENT    PAID TO TRUSTEES       SERVED
-------                            ------------        ----------------      ---------------    ----------------    -------------
DISINTERESTED TRUSTEES:
Elliott J. Berv(3) ............         (1)                  None                  None              $70,000              34
Donald M. Carlton(3) ..........         (1)                  None                  None              $70,000              29
A. Benton Conanougher(4) ......         (1)                  None                  None              $70,100              29
Mark T. Finn(3) ...............         (1)                  None                  None              $70,200              34
Riley C. Gilley(4) ............         (1)                 $17,500              $70,000             $47,500             N/A
Stephen Randolph   Gross(3) ...         (1)                  None                  None              $72,500              29
Diana R. Harrington ...........         (1)                  None                  None              $72,500              34
Susan B. Kerley ...............         (1)                  None                  None              $72,500              34
Alan G. Merten(3) .............         (1)                  None                  None              $70,000              29
C. Oscar Morong, Jr.(3)                 (1)                  None                  None              $90,500              34
R. Richardson Pettit(3) .               (1)                  None                  None              $72,500              29
Walter E. Robb, III(3) ........         (1)                  None                  None              $72,500              34
E. Kirby Warren(4) ............         (1)                 $17,500              $70,000             $55,000             N/A
INTERESTED TRUSTEE:
R. Jay Gerken .................         $0                   None                  None                $0                225

------------
(1) The Fund is newly organized and paid no Trustee fees during the fiscal year ended August 31, 2002. For the current fiscal year, the Fund will pay its pro-rata share of the Trustee fees based upon its assets size. Because this asset size is not yet know, the Fund's share of Trustee fees is not currently determinable.
(2) Information in the column Pension or Retirement Benefits Paid as Part of Fund expenses is for the calendar year ending
    December 31, 2002.
(3) Each of these Trustees took office on September 28, 2001. The compensation that each of these Trustees received from the
    Fund complex is calculated for the period from September 28, 2001 to August 31, 2002.
(4) Messrs. E. Kirby Warren and Riley C. Gilley, former Trustees of the Trust, retired as of June 30, 2002. All amounts provided in the chart for Messrs. Warren and Gilley are for the period from September 1, 2001 to June 30, 2002.

    The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. As of August 31, 2002, the Trust did not pay any amounts under the Plan.

    As of the date of this Statement of Additional Information, there are no shareholders of the Fund.

    The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

    Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER

    Citi Fund Management acts as the investment manager ("Manager") to the Portfolio and the Fund pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of the Portfolio or the Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for the Portfolio. Currently, advisory services for the Fund are provided through the Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund and the Portfolio under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund and the Portfolio. The Management Agreement provides that the Manager may delegate the daily management of the securities of the Fund or the Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to the Fund will continue in effect for an initial two-year period and thereafter will continue annually as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to the Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Fund and Portfolio with general office facilities and supervises the overall administration of the Fund and Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's and Portfolio's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Fund and Portfolio. Trustees, officers, and investors in the Fund and Portfolio are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund and Portfolio.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund and Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the Fund or Portfolio or by a vote of a majority of the Fund's or Portfolio's Board of Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    The Prospectuses for the Fund contain a description of the fees payable to the Manager for services under the Management Agreement with respect to the Fund. The Manager may reimburse the Fund or Portfolio or waive all or a portion of its management fees.

    In approving the Fund Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided by the Manager, compared the fees to be charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Manager with respect to the Fund. The Board also considered the expected expense ratio of the Fund in comparison to comparable funds and other factors. After requesting and reviewing such information as they deemed necessary, the Board concluded that the approval of the Management Agreement was in the best interests of the Fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    In approving the continuation of Portfolio Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Portfolio, compared the fees charged by the Manager to those paid by similar clients for comparable services, and analyzed the expenses incurred by the Manager with respect to the Portfolio. In addition, the Trustees considered information received at regular meetings throughout the year related to Portfolio performance and Manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the Manager, as well as research services received by the Manager from broker- dealers who execute transactions on behalf of the Portfolio. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Portfolio Management Agreement was in the best interests of the Portfolio and its beneficial owners. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any Citigroup affiliate.

    The Fund uses the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Fund, the Fund will change its name so as to delete the word "Citi".

    The Fund has not paid management fees as of the date of this Statement of Additional Information.

DISTRIBUTOR

    Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement with respect to each class of shares of the Fund (the "Distribution Agreements") which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    The Fund has adopted a Service Plan (the "Service Plan") with respect to Class A shares in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plan also provides that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plan provides that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. The Fund currently does not impose any sales charges.

    The Service Plan permits the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Fund will pay the fees to the Distributor and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

    The Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). The Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. The Service Plan may be terminated with respect to Class A shares of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. The Service Plan may not be amended to increase materially the amount of the permitted expenses of the Class A shares without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    The Fund has not paid distribution fees as of the date of this Statement of Additional Information.

CODE OF ETHICS

    The Fund, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Fund has entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust") pursuant to which Citicorp Trust acts as transfer agent for the Fund. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Fund has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as sub-transfer agent for the Fund. The Fund also has entered into a Custodian Agreement with State Street, pursuant to which custodial and fund accounting services are provided for the Fund. Securities may be held by a sub-custodian bank approved by the Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Fund's Distributor or Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Fund's Distributor or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8.  PORTFOLIO TRANSACTIONS

    The Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by the Portfolio during the fiscal year ended August 31, 2002 to the Manager or any affiliate of the Manager.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Fund is a series of CitiFunds Trust I and is governed by a Declaration of Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently two other series of the Trust: Salomon Brothers All Cap Growth Fund and Salomon Brothers Emerging Growth Fund. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportional interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, right and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

    The Fund may involuntarily redeem a shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

    The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non- assessable, except as set forth below.

    The Fund, a class or the Trust may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Fund, such class or the Trust, voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Fund, such class or the Trust, voting as a single class. The Fund, a class or the Trust may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund, or by the Trustees by written notice to the shareholders of the Fund. If not so terminated, the Trust will continue indefinitely.

    The Fund is a series of an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Declaration of Trust further provides that obligations of the Fund or the Trust are not binding upon the Trustees individually but only upon the property of the Fund or the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Fund's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Fund's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    The Portfolio in which the Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    The Fund may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m., on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, on the following business day of the Portfolio.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

    Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

            11.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the independent accountants for the Fund and the Portfolio, providing audit services, assistance and consultation with respect to the preparation of filings with the SEC.

    The Fund is newly-offered and has not issued financial statements as of the date of this Statement of Additional Information.

CITI(SM) INSTITUTIONAL MONEY RESERVES
----------------------------------------------

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.
388 Greenwich Street, New York, NY 10013
(800) 451-2010

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, New York, New York 10004

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110
----------------------------------------------

CITIBANK
SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, N.Y. 10043
Call Your Citigroup Private Banking Account Officer or
Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043

Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way, New Castle, DE 19720

                                     PART C

ITEM 23. EXHIBITS.

******        a(1)  Amended and Restated Declaration of Trust of the Registrant

              a(2) Form of Certificate of Amendment to the Amended and Restated Declaration of Trust

******        b(1)  Amended and Restated By-Laws of the Registrant

              d(1) Form of Management Agreement between the Registrant and Citi Fund Management Inc., as manager

              e(1) Distribution Agreement between the Registrant and Salomon Smith Barney, Inc., as distributor

*             g(1)  Custodian Contract between the Registrant and State Street
                    Bank and Trust Company ('State Street'), as custodian

              g(2) Form of Letter Agreement adding the Citi Liquid Reserves to the Custodian Contract between the Registrant and State Street

****          h(1)  Transfer Agency Agreement with Citicorp Trust Bank, fsb
                    (formerly known as Citi Fiduciary Trust Company), as transfer agent

              h(2) Form of Letter Agreement adding the Fund to the Transfer Agency and Servicing Agreement with Citicorp Trust Bank, fsb, as transfer agent

              h(3)  Retirement Plan of the Registrant

              i Form of opinion and consent of counsel with respect to Citi Institutional Liquid Reserves

              m     Form of Service Plan of the Registrant

**            n     Multiple Class Plan of the Registrant

**            p(1)  Code of Ethics for the Registrant and Citi Fund Management
                    Inc.

*** and ***** p(2) Code of Ethics for Salomon Smith Barney, Inc.

              q(1)  Powers of Attorney for the Trustees of the Registrant

              q(2)  Powers of Attorney for certain Officers of the Registrant


* Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.

*** Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

**** Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 16, 2000.

***** Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.

****** Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 5, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25. INDEMNIFICATION.

         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Salomon Smith Barney Inc. incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Manager-Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27. Principal Underwriters.

         (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Institutional Trust and CitiFunds Premium Trust. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

         Salomon Smith Barney Inc. is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         (c) Not applicable..

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                  ADDRESS

Salomon Smith Barney Inc.                             388 Greenwich Street
(distributor)                                         New York, NY 10013

State Street Bank and Trust Company                   225 Franklin Street
(custodian and fund accounting agent)                 Boston, MA 02110

Citicorp Trust Bank, fsb                              125 Broad Street
(transfer agent)                                      New York, NY 10004

Citi Fund Management Inc.                             100 First Stamford Place
(investment adviser)                                  Stamford, CT 06902

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 19th day of February, 2003.

                                                CITIFUNDS TRUST I

                                            By: /s/ Thomas C. Mandia
                                                -------------------------------
                                                Thomas C. Mandia
                                                Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on February 19, 2003.



SIGNATURE                                        TITLE
---------                                        -----

                                                 President, Principal Executive
R. JAY GERKEN*                                   Officer and Trustee
---------------------------------
R. JAY GERKEN

                                                 Principal Financial Officer and
LEWIS E. DAIDONE*                                Principal Accounting Officer
---------------------------------
LEWIS E. DAIDONE

ELLIOTT J. BERV*                                 Trustee
---------------------------------
ELLIOTT J. BERV

DONALD M. CARLTON*                               Trustee
---------------------------------
DONALD M. CARLTON

A. BENTON COCANOUGHER*                           Trustee
---------------------------------
A. BENTON COCANOUGHER

MARK T. FINN*                                    Trustee
---------------------------------
MARK T. FINN

STEPHEN RANDOLPH GROSS*                          Trustee
---------------------------------
STEPHEN RANDOLPH GROSS

DIANA R. HARRINGTON*                             Trustee
---------------------------------
DIANA R. HARRINGTON

SUSAN B. KERLEY*                                 Trustee
---------------------------------
SUSAN B. KERLEY

C. OSCAR MORONG, JR.*                            Trustee
---------------------------------
C. OSCAR MORONG, JR.

ALAN G. MERTEN*                                  Trustee
---------------------------------
ALAN G. MERTEN

R. RICHARDSON PETTIT*                            Trustee
---------------------------------
R. RICHARDSON PETTIT

WALTER E. ROBB, III*                             Trustee
---------------------------------
WALTER E. ROBB, III

* By: /s/ THOMAS C. MANDIA
      ---------------------------
      THOMAS C. MANDIA

EXECUTED BY THOMAS C. MANDIA ON
BEHALF OF THOSE INDICATED PURSUANT
TO POWERS OF ATTORNEY

                                   SIGNATURES

         Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust I to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 19th day of February, 2003.

                                                CASH RESERVES PORTFOLIO

                                            By: /s/ Thomas C. Mandia
                                                -------------------------------
                                                Thomas C. Mandia
                                                Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust I has been signed below by the following persons in the capacities indicated below on February 19, 2003.

SIGNATURE                                        TITLE
---------                                        -----

                                                 President, Principal Executive
R. JAY GERKEN*                                   Officer and Trustee
---------------------------------
R. JAY GERKEN

                                                 Principal Financial Officer and
LEWIS E. DAIDONE*                                Principal Accounting Officer
---------------------------------
LEWIS E. DAIDONE

ELLIOTT J. BERV*                                 Trustee
---------------------------------
ELLIOTT J. BERV

DONALD M. CARLTON*                               Trustee
---------------------------------
DONALD M. CARLTON

A. BENTON COCANOUGHER*                           Trustee
---------------------------------
A. BENTON COCANOUGHER

MARK T. FINN*                                    Trustee
---------------------------------
MARK T. FINN

STEPHEN RANDOLPH GROSS*                          Trustee
---------------------------------
STEPHEN RANDOLPH GROSS

DIANA R. HARRINGTON*                             Trustee
---------------------------------
DIANA R. HARRINGTON

SUSAN B. KERLEY*                                 Trustee
---------------------------------
SUSAN B. KERLEY

C. OSCAR MORONG, JR.*                            Trustee
---------------------------------
C. OSCAR MORONG, JR.

ALAN G. MERTEN*                                  Trustee
---------------------------------
ALAN G. MERTEN

R. RICHARDSON PETTIT*                            Trustee
---------------------------------
R. RICHARDSON PETTIT

WALTER E. ROBB, III*                             Trustee
---------------------------------
WALTER E. ROBB, III

* By: /s/ THOMAS C. MANDIA
      ---------------------------
      THOMAS C. MANDIA

EXECUTED BY THOMAS C. MANDIA ON
BEHALF OF THOSE INDICATED PURSUANT
TO POWERS OF ATTORNEY

                                 EXHIBIT INDEX

EXHIBIT
NO.:                           DESCRIPTION:

a(2) Form of Certificate of Amendment to the Amended and Restated Declaration of Trust

d(1) Form of Management Agreement between the Registrant and Citi Fund Management Inc., as manager

e(1) Form of Distribution Agreement between the Registrant and Salomon Smith Barney, Inc., as distributor

g(2) Form of Letter Agreement adding the Citi Liquid Reserves to the Custodian Contract between the Registrant and State Street

h(2) Form of Letter Agreement adding the Fund to the Transfer Agency and Servicing Agreement with Citicorp Trust Bank, fsb, as transfer agent

h(3)            Retirement Plan of the Registrant

i Form of Opinion and consent of counsel with respect to Citi Institutional Liquid Reserves

m               Form of Service Plan of the Registrant

q(1)            Powers of Attorney for the Trustees of the Registrant

q(2)            Powers of Attorney for certain Officers of the Registrant